OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Mark-to-market swaps valuation:
Pre-COD contractual cash flows (note 18.1)	$ (23,842)	$ 0
Day 1 gain deferred revenue - current portion	(12,783)	(12,783)
Deferred revenue	$ (5,360)	$ (4,220)
Operating lease, liability, current, statement of financial position [Extensible List]	Other current liabilities	Other current liabilities
Current portion of operating lease liability (note 13)	$ (1,587)	$ (1,462)
Other	(11,693)	(32,485)
Other current liabilities	(55,265)	(50,950)
Golar Gimi
Mark-to-market swaps valuation:
Other		(30,500)
Embedded derivative financial instrument, oil derivative
Mark-to-market swaps valuation:
Day 1 gain deferred revenue - current portion	(10,000)	(10,000)
Embedded derivative financial instruments, gas derivative
Mark-to-market swaps valuation:
Day 1 gain deferred revenue - current portion	$ (2,800)	$ (2,800)